Taxes (Details 1) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 129,742	$ 42,207
Deferred revenue	83,876	44,149
Net operating loss carry-forwards	402,876	233,918
Total deferred tax asset	616,494	320,274
Valuation allowance	(213,028)	(2,892)
Deferred tax assets, net	$ 403,466	$ 317,382